ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 4,808	$ 4,307
Non-current, net
Accounts receivable	40	37
Retainer on customer contracts	102	103
Billing rights	681	713
Total non-current, net	823	853
Total	$ 5,631	$ 5,160